IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment loss Generation Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 7,679,144
Balance at end of the year	7,882,628	R$ 7,679,144
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	7,362,856	7,664,371	R$ 14,333,264
Additions	810,310	607,081	920,039
Reversals	(368,646)	(904,212)	(7,294,821)
Write-Offs	(238,180)	(4,384)
Assets held for sale			(294,111)
Balance at end of the year	7,566,340	7,362,856	7,664,371
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	4,508,764	4,046,642	9,900,353
Additions		462,122	652,576
Reversals			(6,506,287)
Balance at end of the year	4,508,764	4,508,764	4,046,642
Generation | Candiota Fase C
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	184,629	68,706	362,631
Additions	611,416	115,923
Reversals			(293,925)
Balance at end of the year	796,045	184,629	68,706
Generation | Candiota Fase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	342,114	388,006	388,006
Reversals	(21,094)	(45,892)
Balance at end of the year	321,020	342,114	388,006
Generation | Casa Nova I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	345,893	345,893	387,396
Reversals	(53,130)		(41,503)
Balance at end of the year	292,763	345,893	345,893
Generation | Deliverance
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	117,866	326,698	129,869
Additions	8,428	6,508	215,340
Reversals		(215,340)	(18,511)
Balance at end of the year	126,294	117,866	326,698
Generation | Complexo Elico Pinda I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	99,263
Balance at end of the year	99,263
Generation | UTE Maua Bloco 4
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	49,372
Balance at end of the year	49,372	49,372
Generation | UTE Aparecide Oleo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	46,258
Balance at end of the year	46,258	46,258
Generation | UTE Maua Bloco 1
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	41,040
Balance at end of the year	41,040	41,040
Generation | UHE Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	34,750
Balance at end of the year	34,750	34,750
Generation | Casa Nova II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	16,492
Additions	32,662
Balance at end of the year	49,154	16,492
Generation | PCH Santo Cristo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	14,148
Write-Offs	(14,148)
Balance at end of the year		14,148
Generation | Casa Nova III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	25,730
Balance at end of the year	25,730
Generation | Elica Chu IX
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			27,159
Assets held for sale			(27,159)
Generation | Elica Hermenegildo III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			76,623
Assets held for sale			(76,623)
Generation | Elica Hermenegildo II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			97,580
Assets held for sale			(97,580)
Generation | Elica Hermenegildo I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			92,749
Assets held for sale			(92,749)
Generation | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	283,639
Additions	21,610
Balance at end of the year	305,249	283,639
Generation | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	556,706	626,364	956,445
Additions		22,528	13,695
Reversals		(87,802)	(343,776)
Write-Offs		(4,384)
Balance at end of the year		556,706	626,364
Generation | HPP Samuel
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	87,603	306,866	308,846
Additions	11,201
Reversals		(219,263)	(1,980)
Balance at end of the year	98,804	87,603	306,866
Generation | HPP Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	376,680	377,005	385,269
Reversals	(78,622)	(325)	(8,264)
Balance at end of the year	298,058	376,680	377,005
Generation | TPP Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	618,569	731,988	693,560
Additions			38,428
Reversals	(215,800)	(113,419)
Balance at end of the year	402,769	618,569	731,988
Generation | HPP Simplcio
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		198,940	279,515
Reversals		(198,940)	(80,575)
Balance at end of the year			198,940
Generation | TPP Camaari
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	224,032	247,263	247,263
Reversals		(23,231)
Write-Offs	(224,032)
Balance at end of the year		224,032	R$ 247,263
Generation | TPP Coaracy Nunes
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	71,007
Balance at end of the year	R$ 71,007	R$ 71,007